Loss Per Share (Details) - Schedule of Basic and Diluted Net Loss Per Share Attributable to Stockholders - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Loss Per Share (Details) - Schedule of Basic and Diluted Net Loss Per Share Attributable to Stockholders [Line Items]
Basic loss per share					$ 332.17	$ 101.66
The loss and weighted average number of common stocks used in the calculation of basic loss per share is as follows:	$ (0.38)	$ (0.22)	$ (0.76)	$ (2.93)	$ (3.32)	$ (1.02)
Total comprehensive loss for the year (in Dollars)	$ 6,851	$ 3,773	$ 12,401	$ 46,666	$ 51,103	$ 12,120
Weighted average number of common stocks (number) (in Shares)	15,873,113	15,873,113	15,873,113	15,221,900	15,384,704	11,921,292
Previously Reported [Member]
Loss Per Share (Details) - Schedule of Basic and Diluted Net Loss Per Share Attributable to Stockholders [Line Items]
The loss and weighted average number of common stocks used in the calculation of basic loss per share is as follows:					$ 3.32	$ 1.02
Total comprehensive loss for the year (in Dollars)					$ 51,103	$ 12,120